Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning Balance	$ 21,440	$ 19,549
Increases related to prior year tax positions	348	243
Decreases related to prior year tax positions		(2,215)	(2,259)
Increases related to current year tax positions	7,978	7,689
Settlements
Lapse of statute of limitations	(3,682)	(3,826)
Ending Balance	$ 26,084	$ 21,440	$ 19,549